Business Combinations (Tables)	12 Months Ended
Dec. 31, 2013
91 Wireless
Summary of Estimated Fair Values of Assets Acquired, Liabilities Assumed and Noncontrolling Interest

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of October 1, 2013, the date of acquisition:

	RMB	US$
	(In thousands)

Purchase consideration	11,196,235	1,849,486

Net assets acquired, excluding intangible assets and the related deferred tax liabilities	483,341	79,842
Intangible assets, net	1,146,300	189,355
Deferred tax liabilities, noncurrent	(278,346)	(45,979)
Goodwill	9,844,940	1,626,268

Pro Forma Consolidated Statements of Comprehensive Income

Pro forma consolidated statements of comprehensive income

	For the years ended December 31,
	2012	2013	2013
	RMB	RMB	US$
	(In thousands)
Revenue	22,611,444	32,578,828	5,381,639
Net income attributable to Baidu, Inc.	10,285,828	10,557,846	1,744,032

Other Business Acquisition
Summary of Estimated Fair Values of Assets Acquired, Liabilities Assumed and Noncontrolling Interest

The following table summarizes the estimated aggregate fair values of the assets acquired, liabilities assumed and the noncontrolling interests as of the respective dates of acquisition:

	RMB	US$
	(In thousands)

Purchase consideration	3,865,378	638,514

Net assets acquired, excluding intangible assets and the related deferred tax liabilities	467,159	77,169
Intangible assets, net	796,415	131,558
Deferred tax liabilities, noncurrent	(112,233)	(18,540)
Noncontrolling interests	(427,813)	(70,670)
Goodwill	3,141,850	518,997

Business Acquisitions 2012
Summary of Estimated Fair Values of Assets Acquired, Liabilities Assumed and Noncontrolling Interest

The following table summarizes the estimated aggregate fair values of the assets acquired, liabilities assumed and the noncontrolling interests as of the respective date of acquisition:

RMB
(In thousands)

Purchase consideration	1,190,717

Net assets acquired, excluding intangible assets and the related deferred tax liabilities	91,095
Intangible assets, net	664,380
Deferred tax liabilities, noncurrent	(72,222)
Noncontrolling interests	(32,507)
Redeemable noncontrolling interests	(100,101)
Pre-existing equity method investments	(817,951)
Goodwill	1,458,023

Qunar
Summary of Estimated Fair Values of Assets Acquired, Liabilities Assumed and Noncontrolling Interest

The following table summarizes the estimated fair values of the assets acquired, liabilities assumed and the noncontrolling interests as of July 20, 2011, the date of acquisition:

RMB
(In thousands)

Purchase consideration	1,939,569

Net assets acquired, excluding intangible assets and the related deferred tax liabilities	115,515
Intangible assets, net	711,570
Deferred tax liabilities, noncurrent	(136,856)
Noncontrolling interests	(102,922)
Redeemable noncontrolling interests	(942,004)
Goodwill	2,294,266